Financial liabilties designated at fair value - Summary of financial liabilities at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 409,835	£ 363,097
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	27,287	33,608
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	4,864	4,302
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	948	1,032
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	20,666	26,049
Subordinated liabilities (Note 28)
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	15,337	14,713
Subordinated liabilities (Note 28) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 809	£ 2,225